INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) $ in Millions	Dec. 31, 2023 USD ($) position	Dec. 31, 2022 USD ($) position
Number of issues
Less than 12 months | position	1,222	2,356
12 months or more | position	1,191	291
Number of issues | position	2,413	2,647
Gross Unrealized Losses
Less than 12 months	$ (153)	$ (1,097)
12 months or more	(582)	(213)
Gross Unrealized Losses	(735)	(1,310)
Fair Value
Less than 12 months	3,756	12,916
12 months or more	9,443	987
Fair Value	$ 13,199	$ 13,903
U.S. treasury and government
Number of issues
Less than 12 months | position	10	41
12 months or more | position	29	5
Number of issues | position	39	46
Gross Unrealized Losses
Less than 12 months	$ 0	$ (36)
12 months or more	(36)	(2)
Gross Unrealized Losses	(36)	(38)
Fair Value
Less than 12 months	29	104
12 months or more	92	4
Fair Value	$ 121	$ 108
U.S. states and political subdivisions
Number of issues
Less than 12 months | position	208	579
12 months or more | position	106	0
Number of issues | position	314	579
Gross Unrealized Losses
Less than 12 months	$ (3)	$ (25)
12 months or more	(14)	0
Gross Unrealized Losses	(17)	(25)
Fair Value
Less than 12 months	217	824
12 months or more	288	0
Fair Value	$ 505	$ 824
Foreign governments
Number of issues
Less than 12 months | position	24	13
12 months or more | position	25	11
Number of issues | position	49	24
Gross Unrealized Losses
Less than 12 months	$ (3)	$ (23)
12 months or more	(13)	(13)
Gross Unrealized Losses	(16)	(36)
Fair Value
Less than 12 months	129	258
12 months or more	56	25
Fair Value	$ 185	$ 283
Corporate debt securities
Number of issues
Less than 12 months | position	863	1,533
12 months or more | position	917	251
Number of issues | position	1,780	1,784
Gross Unrealized Losses
Less than 12 months	$ (137)	$ (943)
12 months or more	(470)	(192)
Gross Unrealized Losses	(607)	(1,135)
Fair Value
Less than 12 months	3,088	10,644
12 months or more	8,357	912
Fair Value	$ 11,445	$ 11,556
Residential mortgage-backed securities
Number of issues
Less than 12 months | position	16	46
12 months or more | position	18	0
Number of issues | position	34	46
Gross Unrealized Losses
Less than 12 months	$ (1)	$ (6)
12 months or more	(3)	0
Gross Unrealized Losses	(4)	(6)
Fair Value
Less than 12 months	42	93
12 months or more	64	0
Fair Value	$ 106	$ 93
Commercial mortgage-backed securities
Number of issues
Less than 12 months | position	32	62
12 months or more | position	55	12
Number of issues | position	87	74
Gross Unrealized Losses
Less than 12 months	$ (8)	$ (14)
12 months or more	(23)	(5)
Gross Unrealized Losses	(31)	(19)
Fair Value
Less than 12 months	104	231
12 months or more	262	29
Fair Value	$ 366	$ 260
Collateralized debt securities
Number of issues
Less than 12 months | position	69	82
12 months or more | position	41	12
Number of issues | position	110	94
Gross Unrealized Losses
Less than 12 months	$ (1)	$ (50)
12 months or more	(23)	(1)
Gross Unrealized Losses	(24)	(51)
Fair Value
Less than 12 months	147	762
12 months or more	324	17
Fair Value	$ 471	$ 779